Shareholder Report, Average Annual Return (Details) 192061_Equable Shares Hedged Equity Fund_Institutional Class_TSR Annual {Class TF}	12 Months Ended	60 Months Ended	77 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class TF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equable Shares Hedged Equity ETF
Average Annual Return, Percent	9.41%	9.01%	8.05%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	17.06%